FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUES
Summary of assets measured at fair value on a recurring basis

December 31, 2014
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$10,993	$—	$10,993	$—
Residential agency mortgage-backed	43,221	—	43,221	—

December 31, 2013
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$8,906	$—	$8,906	$—
Residential agency mortgage-backed	54,898	—	54,898	—

Schedule of the Company's assets that were measured at fair value on a non-recurring basis

	December 31, 2014
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
One-to-four family	$201	$—	$—	$201
Multi-family and commercial	346	—	—	346
Other real estate owned:
One-to-four family	412	—	—	412
Multi-family and commercial	1,299	—	—	1,299

	December 31, 2013
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
One-to-four family	$513	$—	$—	$513
Multi-family and commercial	526	—	—	526
Other real estate owned:
One-to-four family	130	—	—	130
Multi-family and commercial	2,283	—	—	2,283

Schedule of quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

	December 31, 2014
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)

Impaired loans — One-to-four family	$201	Sales comparison approach	Adjustment for differences between the comparable Sales	0.0-7.0% (-4.8%)
Impaired loans — Multi-family and commercial	$346	Sales comparison approach	Adjustment for differences between the comparable sales	0.0-56.7% (18.2%)
Other real estate owned — One-to-four family	$412	Sales comparison approach	Adjustment for differences between the comparable sales	0.0-5.3% (-6.5%)
Other real estate owned — multi-family and commercial	$90	Sales comparison approach	Adjustment for differences between the comparable sales	5.7-55.4% (34.2%)
	1,209	Income approach	Adjustment for differences in net operating income expectations	13.1% (13.1%)
			Capitalization rate	8.3% (8.3%)

	December 31, 2013
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)

Impaired loans — One —to four-family	$513	Sales comparison approach	Adjustment for differences between the comparable sales	0.0 – 31.2% (5.5%)
Impaired loans — Multi-family and commercial	$526	Sales comparison approach	Adjustment for differences between the comparable sales	0.0 – 23.7% (-6.4%)
Other real estate owned — One -to four family	$130	Sales comparison approach	Adjustment for differences between the comparable sales	0.0% (0.0%)
Other real estate owned — multi-family and commercial	$1,037	Sales comparison approach	Adjustment for differences between the comparable sales	0.0 – 4.9% (1.1%)
	1,246	Income approach	Adjustment for differences in net operating income expectations	12.0% (12.0%)
			Capitalization rate	9.8% (9.8%)

Schedule of carrying amount and estimated fair value of financial instruments not previously presented

	December 31, 2014
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$32,898	$32,898	$—	$—	$32,898
Securities held-to-maturity	331	—	341	—	341
Loans, net (less impaired loans)	113,583	—	—	113,316	113,316
FHLB stock	1,768	N/A	N/A	N/A	1,768
Accrued interest receivable	438	—	20	418	438

Financial liabilities
Non-interest-bearing deposits	$20,905	$20,905	$—	$—	$20,905
Interest-bearing deposits	145,344	—	145,444	—	145,444
FHLB advances	12,000	—	12,163	—	12,163
Advances from borrowers for taxes	2,068	—	2,068	—	2,068
Accrued interest payable	28	—	28	—	28

	December 31, 2013
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$22,281	$22,281	$—	$—	$22,281
Securities held-to-maturity	335	—	350	—	350
Loans, net (less impaired loans)	117,733	—	—	115,242	115,242
FHLB stock	1,768	N/A	N/A	N/A	1,768
Accrued interest receivable	509	—	30	479	509

Financial liabilities
Non-interest-bearing deposits	$18,936	$18,936	$—	$—	$18,936
Interest-bearing deposits	145,583	—	145,454	—	145,454
FHLB advances	17,000	—	17,488	—	17,488
Advances from borrowers for taxes	1,955	—	1,955	—	1,955
Accrued interest payable	36	—	36	—	36